Convertible Debentures - Summary of Detailed Information about Convertible Debentures, Valuation Assumptions (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
2023 Debentures [member]
Convertible debentures [line items]
Volatility	43.00%	40.00%
Expected life	2.7 years	3.7 years
Risk free interest rate	3.32%	4.05%
Expected dividend yield	0.00%	0.00%
Credit spread	15.66%	22.89%
Underlying share price of the Company	$ 9.2	$ 6.6
Conversion exercise price	$ 6.76	$ 6.76
Exchange rate (C$:US$)	0.7287	0.6952
2024 Debentures [member]
Convertible debentures [line items]
Volatility	43.00%	40.00%
Expected life	3.4 years	4.4 years
Risk free interest rate	3.35%	4.04%
Expected dividend yield	0.00%	0.00%
Credit spread	15.64%	22.89%
Underlying share price of the Company	$ 9.2	$ 6.6
Conversion exercise price	$ 10.73	$ 10.73
Exchange rate (C$:US$)	0.7287	0.6952